Other Income	12 Months Ended
Dec. 31, 2022
Disclosure of Other Income [Abstract]
Other Income
7.
Other income

	2022	2021	2020
	$’000	$’000	$’000

Interest income	1,716	456	477
Government grants
- Job Support Scheme	—	863	1,787
- Job Growth Incentive	970	—	—
- Others	68	140	175
Rent concession	3	141	71
Others	30	123	291
	2,787	1,723	2,801